August 3, 2012

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Premier Short-Intermediate Municipal Bond Fund
 1933 Act File No.: 33-11752
 1940 Act File No.: 811-5021
 CIK No.: 0000810305

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 41 to the Registration Statement, electronically filed with the Securities and Exchange Commission on July 27, 2012.

Please address any comments or questions to my attention at 212-922-6785.

Sincerely,

/s/ Elta Mariani

Elta Mariani

Paralegal